Land Use Rights (Details) - Land Use Rights - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Land Use Rights
Cost	¥ 3,581,508	¥ 637,057
Incentive payment from local government	(15,000)	(15,000)
Accumulated amortization	(63,939)	(28,778)
Land use right, net	3,502,569	593,279
Total amortization expense	¥ 35,200	¥ 12,500	¥ 11,400